Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of the Consideration Transferred to Acquired Mediaplus Venture at the Date of Acquisition

The following tables summarizes the consideration transferred to acquired Mediaplus Venture at the date of acquisition:

Cash	$974,050
Consideration Shares	$16,205
Total consideration at fair value	$990,255
Cash	$1,176,211
Consideration Shares	$258,329
Total consideration at fair value	$1,434,540